Defined Benefit Plans (Net Actuarial Gain Not Yet Recognized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Net Actuarial Gain (Loss) Not Yet Recognized [Roll Forward]
Actuarial gain (loss) not yet recognized, Pre-tax amount, Beginning balance	$ 6.1	$ (5.2)
Actuarial gain (loss) not yet recognized, Tax benefit (expense), Beginning balance	0.5	1.6
Actuarial gain (loss) not yet recognized, Net-of-tax amount, Beginning balance	6.6	(3.6)
Change in net actuarial gain, Pre-tax amount	(87.6)	12.7
Change in net actuarial gain, Tax benefit (expense)	16.7	(1.4)
Change in net actuarial gain, Net-of-tax amount	(70.9)	11.3
Amount recognized as a component of net loss, Pre-tax amount	(1.7)	(0.8)
Amount recognized as a component of net loss, Tax benefit (expense)	0.3	0.1
Amount recognized as a component of net loss, Net-of-tax amount	(1.4)	(0.7)
Changes in ownership and other, Pre-tax amount	0.2	(0.6)
Changes in ownership and other, Tax benefit (expense)	0.0	0.2
Changes in ownership and other, Net-of-tax amount	0.2	(0.4)
Actuarial gain (loss) not yet recognized, Pre-tax amount, Ending balance	(83.0)	6.1
Actuarial gain (loss) not yet recognized, Tax benefit (expense), Ending balance	17.5	0.5
Actuarial gain (loss) not yet recognized, Net-of-tax amount, Ending balance	$ (65.5)	$ 6.6